Accrued Officers Salary (Details Narrative) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued officers' salary	$ 124,250	$ 607,333	$ 200,028
Chief Executive Officer [Member]
Ownership percentage		32.00%